Virtus Seix Total Return Bond Fund,

a series of Virtus Asset Trust

Supplement dated April 6, 2021 to the Summary Prospectus and the Virtus Asset Trust

Statutory Prospectus, each dated April 28, 2020, as supplemented

Important Notice To Investors

Effective April 6, 2021, Seth Antiles is no longer a portfolio manager of Virtus Seix Total Return Bond Fund (the “Fund”).

The disclosure under “Portfolio Management” in the summary prospectus for the Fund, and in the summary section of the Fund’s statutory prospectus is hereby amended by removing Mr. Antiles as a Portfolio Manager of the Fund.

In the section “Portfolio Management” on page 139 of the statutory prospectus, the table under the subheading “Seix” is hereby amended by removing Mr. Antiles as a Portfolio Manager of the Fund.

The portfolio manager biographies under the referenced table will be amended by removing the information for Mr. Antiles.

All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks will remain unchanged.

Investors should retain this supplement with the prospectuses for future reference.

VAT 8622/SeixTRB PMChanges (4/2021)

Virtus Seix Total Return Bond Fund,

a series of Virtus Asset Trust

Supplement dated April 6, 2021 to the Statement of Additional Information

(“SAI”) dated April 28, 2020, as supplemented

Important Notice to Investors

Effective April 6, 2021, Seth Antiles is no longer a portfolio manager of Virtus Seix Total Return Bond Fund (the “Fund”).

The disclosure in the table under “Portfolio Managers” beginning on page 109 of the SAI is hereby amended by removing Mr. Antiles as a Portfolio Manager of the Fund.

The “Other Accounts Managed (No Performance-Based Fees)” table on page 112 of the SAI is hereby amended by removing the row referencing Mr. Antiles.

The “Other Accounts Managed (With Performance-Based Fees)” table on page 112 of the SAI is hereby amended by removing the row referencing Mr. Antiles.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 113 of the SAI is hereby amended by removing the row referencing Mr. Antiles.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B/SeixTRB PMChanges (4/2021)